SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - Seamless Group Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (18,823,918)	$ (15,211,133)	$ (25,539,467)	$ (18,163,856)
Finance costs, net	(4,651,844)	(5,592,235)	(8,200,112)	(11,539,349)
Loss before income tax	(9,991,445)	(6,565,832)	(15,611,931)	(12,131,597)
Income tax expenses	(455,652)	(748,588)	(113,782)	(753,703)
Net loss	(10,911,259)	(7,960,375)	(16,678,135)	(14,849,199)
Other comprehensive income (loss)
Foreign currency translation adjustments	389,203	311,255	2,402	26,245
Total comprehensive loss	$ (10,057,894)	$ (7,003,165)	(15,723,311)	(12,859,055)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses			(4,988,848)	(639,125)
Finance costs, net			(7,454,838)	(10,636,110)
Share of results from subsidiaries			(4,234,448)	(3,573,964)
Loss before income tax			(16,678,134)	(14,849,199)
Income tax expenses
Net loss			(16,678,134)	(14,849,199)
Other comprehensive income (loss)
Foreign currency translation adjustments			4,529	26,245
Total comprehensive loss			$ (16,673,605)	$ (14,822,954)